REVENUE	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
REVENUE

7.	REVENUE

Contract assets arise when we render services in advance of receiving payment from our customers. Contract liabilities arise when the customer makes payments in advance of receiving the services. Changes in our contract balances during the period are as follows:

(in thousands of $)	Contract assets (1)	Contract liabilities (2)
Opening balance on January 1, 2021	26,780	(22,856)
Payments received for services billed in prior period	(26,780)	—
Services provided and billed in current period	235,526	—
Payments received for services billed in current period	(213,748)	—
Deferred commissioning period revenue	—	4,120
Closing balance on December 31, 2021	21,778	(18,736)

(1) Relates to management fee revenue and liquefaction services revenue, see a) and b) below.
(2) Relates to liquefaction services revenue, see b) below.

a) Management fee revenue

By virtue of an agreement to offset intercompany balances entered into between us and our related parties, of our total contract asset balances above, $1.0 million and $0.6 million were included in balance sheet line item, “Amounts due from related parties” and “Amounts due to related parties”, respectively as at December 31, 2020 (note 28). Following the completion of the GMLP Merger and Hygo Merger, the agreement to offset intercompany balances between us and our related parties have ceased (note 28).

b) Liquefaction services revenue:

The Hilli is moored in close proximity to the Customer’s gasfields, providing liquefaction service capacity over the term of the LTA. The components of liquefaction services revenue are as follows:

	Year Ended December 31,
(in thousands of $)	2021	2020	2019
Base tolling fee (1)	204,501	204,501	204,501
Amortization of deferred commissioning period revenue (2)	4,120	4,220	4,220
Amortization of Day 1 gain (3)	9,712	9,950	9,950
Overproduction revenue (4)	3,249	7,965	—
Other	(562)	(575)	(575)
Total	221,020	226,061	218,096
(1) The LTA bills at a base rate in periods when the oil price is $60 or less per barrel (included in “Liquefaction services revenue” in the consolidated statements of operations), and at an increased rate when the oil price is greater than $60 per barrel (recognized as a derivative and included in “Realized and unrealized gain/(loss) on oil and gas derivative instruments” in the consolidated statements of operations, excluded from revenue and from the transaction price).
(2) Customer billing during the commissioning period, prior to vessel acceptance and commencement of the contract term, of $33.8 million is considered an upfront payment for services. These amounts billed were deferred (included in “Other current liabilities” and “Other non-current liabilities” in the consolidated balance sheets) and recognized as part of “Liquefaction services revenue” in the consolidated statements of operations evenly over the contract term.
(3) The Day 1 gain was established when the oil derivative instrument was initially recognized in December 2017 for $79.6 million (recognized in “Other current liabilities” and “Other non-current liabilities” in the consolidated balance sheets). This amount is amortized and recognized as part of “Liquefaction services revenue” in the consolidated statements of operations evenly over the contract term.
(4) In 2020, we entered into an addendum to the LTA, wherein our Customer, agreed to compensate us for any production in excess of the base capacity set out in the LTA. This resulted in the recognition of overproduction revenues of $3.2 million and $8.0 million included in “Liquefaction services revenue” in the consolidated statements of operations for the years ended December 31, 2021 and 2020.
We expect to recognize liquefaction services revenue related to the partially unsatisfied performance obligation at the reporting date evenly over the remaining contract term of 4.5 years, including the components of transaction price described above.

Hilli increased utilization

In July 2021, we signed an agreement with the Customer to increase the utilization of Hilli (“the Hilli Extended Capacity Agreement”). Commencing in January 2022, the capacity utilization of Hilli will increase by 200,000 tons of LNG, bringing total utilization in 2022 to 1.4 million tons (“2022 Incremental Capacity”). The tolling fee for the 2022 incremental capacity is to be linked to European gas prices at the Dutch Title Transfer Facility (“TTF”) (note 20 and 27). A day 1 gain was established when the gas derivative instrument was initially recognized in July 2021 for $28.6 million (recognized in “Other current assets” and “Other non-current liabilities” in the consolidated balance sheets) and will be recognized as part of “Liquefaction services revenue” in the consolidated statement of operations in 2022.

Under the Hilli Extended Capacity Agreement, the Customer was granted an option to increase capacity utilization of Hilli by up to 400,000 tons of LNG per year from January 2023 through to the end of the current contract term in 2026, which must be declared during the third quarter of 2022 (“2023 Incremental Option”). This has the potential to increase total annual LNG production from Hilli to 1.6 million tons from January 2023 onwards.